Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Value added tax recoverable	5,498,400	3,262,544
Other receivables	3,875,800	2,698,071
Advance to suppliers	882,793	2,009,847
Others	1,816,233	995,450
Prepaid expenses and other current assets	12,073,226	8,965,912